Document and Entity Information	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	ERIE INDEMNITY COMPANY
Entity Incorporation, State or Country Code	PA
Entity File Number	0-24000
Entity Tax Identification Number	25-0466020
Entity Address, Address Line One	100 Erie Insurance Place,
Entity Address, City or Town	Erie,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16530
City Area Code	814
Local Phone Number	870-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock,
Trading Symbol	ERIE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000922621
Amendment Flag	false